Reinsurance - Effect of Reinsurance Premiums (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	$ 27.0	$ 26.9	$ 24.8
Premiums assumed	0.0	0.3	2.6
Premiums ceded	(26.2)	(26.2)	(22.9)
Net earned premiums	0.8	1.0	4.5
Direct policyholder benefits	30.4	37.8	101.1
Policyholder benefits assumed	0.0	0.0	2.0
Policyholder benefits ceded	(30.2)	(37.4)	(100.1)
Net policyholder benefits	0.2	0.4	3.0
Long Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	8.4	8.4	9.4
Premiums assumed	0.0	0.0	0.0
Premiums ceded	(8.4)	(8.4)	(9.4)
Net earned premiums	0.0	0.0	0.0
Direct policyholder benefits	21.5	27.0	92.1
Policyholder benefits assumed	0.0	0.0	0.2
Policyholder benefits ceded	(21.5)	(27.0)	(92.3)
Net policyholder benefits	0.0	0.0	0.0
Short Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	18.6	18.5	15.4
Premiums assumed	0.0	0.3	2.6
Premiums ceded	(17.8)	(17.8)	(13.5)
Net earned premiums	0.8	1.0	4.5
Direct policyholder benefits	8.9	10.8	9.0
Policyholder benefits assumed	0.0	0.0	1.8
Policyholder benefits ceded	(8.7)	(10.4)	(7.8)
Net policyholder benefits	$ 0.2	$ 0.4	$ 3.0